Loans and financing - Schedule of amortization of long-term debt (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R$ 9,698,912	R$ 7,232,699
Current	1,100,051	1,112,940	R$ 984,266
Non current	8,598,861	6,119,759	R$ 7,161,464
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	1,112,940
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,100,051	2,397,036
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	222,201	234,919
Year five
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	355,930	3,306,081
Year six
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	116,146	172,205
After year six
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R$ 7,904,584	R$ 9,518